Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes

13. INCOME TAXES

The Company’s income tax provision on income from continuing operations consists of the following for the periods shown below (in thousands):

	Fiscal Years Ended September 30,
	2012	2011	2010
Current
Federal	$122,884	$50,105	$78,591
State	12,855	7,109	6,899
Foreign	2,361	1,310	—

	138,100	58,524	85,490

Deferred	24,800	18,676	1,900

	$162,900	$77,200	$87,390

The differences between the income tax provision on income from continuing operations at the federal statutory income tax rate and the tax provision shown in the accompanying consolidated statements of income for the periods shown below are as follows (in thousands):

	Fiscal Years Ended September 30,
	2012	2011	2010
Tax at statutory rate of 35%	$170,754	$80,299	$87,792
State and local income taxes, net of federal benefit	5,221	3,576	4,298
Domestic manufacturing deduction	(9,126)	(2,772)	(3,981)
Research and development credits	(288)	(2,303)	(300)
Other—net	(3,661)	(1,600)	(419)

Income tax provision	$162,900	$77,200	$87,390

The components of the deferred taxes consist of the following at September 30 (in thousands):

	2012	2011
Deferred tax assets:
Employee benefits, compensation and other accrued obligations	$31,711	$16,059
Net operating losses	14,637	16,500
Inventory	12,330	10,715
Tax credits	9,347	—
Environmental	6,975	7,412
Interest rate swaps	3,652	2,087
Product warranties	3,560	3,534
Other accrued liabilities	—	4,692

Total	82,212	60,999
Less: Valuation allowance	(16,150)	(15,874)

Total deferred tax assets	66,062	45,125

Deferred tax liabilities:
Intangible assets	361,226	302,273
Property, plant and equipment	23,119	22,459
Unremitted foreign earnings	3,714	—
Other	5,765	—

Total deferred tax liabilities	393,824	324,732

Total net deferred tax liabilities	$327,762	$279,607

At September 30, 2012, the Company had federal and United Kingdom net operating loss carryforwards of approximately $19.3 million and state net operating loss carryforwards that generate a tax benefit of approximately $13.3 million that expire in various years from 2013 to 2031. A valuation allowance has been established equal to the amount of the net operating losses that the Company believes will not be utilized. The Company had foreign tax credit carryforwards which generate a tax benefit of approximately $7.0 million that expire from 2018 to 2021. A valuation allowance has been established equal to the amount of the foreign tax credits that the Company believes will not be utilized.

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, various state and local jurisdictions as well as foreign jurisdictions located in Belgium, China, France, Malaysia, Mexico, Singapore, Sri Lanka and the United Kingdom. The Company is no longer subject to U.S. federal examinations for years before fiscal 2011. AmSafe is subject to U.S. federal examinations for the 2008, 2009, 2010 and 2011 years. In addition, the Company is subject to state income tax examinations for fiscal years 2009 and 2010.

The cumulative amount of the Company’s foreign undistributed net earnings for which no deferred taxes have been provided is approximately $6.9 million at September 30, 2012. The Company has no plans to repatriate such earnings in the foreseeable future. It is not practical to determine the deferred tax liability on these earnings.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2012	2011
Balance at beginning of period	$7,568	$1,832
Additions based on tax positions related to the current year	1,008	129
Reductions for tax positions of prior years	(3,190)	(760)
Acquisitions	1,546	6,367

Balance at end of period	$6,932	$7,568

Unrecognized tax benefits at September 30, 2012 and 2011, the recognition of which would have an effect on the effective tax rate for each fiscal year, amounted to $6.3 million and $7.0 million, respectively. The Company classifies all income tax related interest and penalties as income tax expense, which were not significant for the years ended September 30, 2012, 2011 and 2010. As of September 30, 2012 and 2011, the Company accrued $0.9 million and $1.2 million, respectively, for the potential payment of interest and penalties. The Company anticipates no significant changes to its total unrecognized tax benefits through fiscal 2013.